Total
MassMutual Mid Cap Value Fund
MassMutual Mid Cap Value Fund
INVESTMENT OBJECTIVE
This Fund seeks growth of capital over the long-term.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 143 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Mid Cap Value Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Mid Cap Value Fund		Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%		0.70%	0.70%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%		0.50%	none
Other Expenses		0.29%	0.39%	0.49%	0.59%	0.49%	0.54%	[1]	0.49%	0.39%
Total Annual Fund Operating Expenses		0.99%	1.09%	1.19%	1.29%	1.44%	1.49%		1.69%	1.09%
Expense Reimbursement		(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)		(0.30%)	(0.30%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[2]	0.69%	0.79%	0.89%	0.99%	1.14%	1.19%		1.39%	0.79%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.69%, 0.79%, 0.89%, 0.99%, 1.14%, 1.19%, 1.39%, and 0.79% for Classes I, R5, Service, Administrative, R4, A, R3, and Y respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Mid Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	70	285	518	1,186
Class R5	81	317	572	1,302
Service Class	91	348	625	1,417
Administrative Class	101	379	679	1,530
Class R4	116	426	758	1,698
Class A	665	967	1,292	2,207
Class R3	142	503	890	1,973
Class Y	81	317	572	1,302

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe are undervalued. The Fund is managed by three subadvisers, American Century Investment Management, Inc. (“American Century”), PanAgora Asset Management, Inc. (“PanAgora”), and Thompson, Siegel & Walmsley LLC (“TSW”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, stock futures contracts, stock index futures contracts, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of mid-cap companies. The Fund’s subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Index, excluding the largest 100 companies (as of December 31, 2023, between $270.19 million and $92.21 billion). The Fund’s dollar-weighted average market capitalization is expected to fall within the market capitalization range of companies included in the Russell Midcap® Index (as of December 31, 2023, between $270.19 million and $73.32 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may gain exposure to non-U.S. issuers, including emerging markets issuers, through the purchase of foreign securities and American Depositary Receipts (“ADRs”). The Fund may also invest a portion of its assets in real estate investment trusts (“REITs”). The Fund may use futures contracts as a substitute for direct investments in equity securities. The Fund may but will not necessarily engage in foreign currency forward contracts to seek to hedge or to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may invest a portion of its assets in debt securities of companies and debt obligations of governments and their agencies, and other similar securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
American Century seeks to identify stocks of companies that it believes are undervalued at the time of purchase. American Century uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the stock’s price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows, and/or assets that may not be accurately reflected in the companies’ values, as determined by the managers. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. American Century uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not.
American Century may sell a stock from the Fund if, for example, in its judgment, a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified, or specific events alter a stock’s prospects.
PanAgora predicates its investment decisions for the Fund on the belief that stock prices are largely driven by the fundamental strengths or weaknesses of an underlying company’s business and, therefore, certain measures are indicative of a company’s likely success or failure. In selecting securities for the Fund, PanAgora uses quantitative analyses to identify companies that it believes are experiencing a mismatch between their share price and the prospects of the companies’ likely success or failure. This quantitative analysis combines in-depth fundamental insights with robust quantitative techniques, unique information, enhanced speed and process of the alpha forecast model, as well as diversification of alpha sources in an effort to protect downside risk. PanAgora’s sell discipline is integrated with its buy discipline to generate a portfolio that it believes has the most favorable risk/return characteristics. PanAgora generally will sell a security that may be poorly ranked by the alpha forecast model or that contributes to the Fund’s overall risk profile.
TSW seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. In selecting investments for the Fund, TSW employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four factor valuation screen designed to outperform the Russell Midcap Value Index. A portfolio composed of approximately 55-85 stocks is selected as a result of this process. TSW generally limits its investment universe to companies with a minimum of three years of operating history. From the screen approximately 20% of stocks are identified as candidates for further research. These are the stocks that rank the highest on the basis of the four factors. TSW identifies a subset of stocks for bottom-up fundamental analysis on a routine basis and explores numerous factors that might affect the outlook of the company. TSW generally considers selling a security when the catalyst for the investment is no longer valid, when TSW believes that another stock will have a higher expected return, or for portfolio risk management.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) and performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares, adjusted for Class R4 shares to reflect Class R4 expenses. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class R5 Shares

Highest Quarter:	4Q ’20,	16.79%	Lowest Quarter:	1Q ’20,	–28.00%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Average Annual Returns - MassMutual Mid Cap Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R5	8.37%	10.69%	7.16%
Class I	8.43%	10.78%	7.27%
Service Class	8.25%	10.56%	7.05%
Administrative Class	8.09%	10.47%	6.95%
Class R4	7.97%	10.28%	6.79%
Class A	1.89%	8.92%	6.08%
Class R3	7.72%	10.03%	6.53%
Class Y	8.38%	10.69%	7.16%
After Taxes on Distributions | Class R5	7.99%	8.24%	4.49%
After Taxes on Distributions and Sale of Fund Shares | Class R5	5.23%	7.82%	4.86%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	12.71%	11.16%	8.26%